Interest Expense, net (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Interest Expense

Interest expense, net consists of the following:

	For years ended December 31,
(in thousands)	2022	2021
Interest expense	(12)	(2)
Contract asset interest expense	(358)	(358)
Interest income- related party	165	-
Interest income – other	10	16
Interest expense, net	$(195)	$(344)